Net Loss Per Share of Common Stock (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Year Ended December 31,
	2018	2017
Net loss	$(19,194,236)	$(4,138,298)
Weighted average common shares outstanding – basic and diluted	121,154,334	27,906,090
Net loss per share – basic and diluted	$(0.16)	$(0.11)

Schedule of anti-dilutive securities
	Year Ended December 31,
	2018	2017
Stock options	3,600,073	1,130,000
Unvested restricted stock	1,543,501	1,050,000
Common shares underlying convertible debt	5,000,000	4,000,000
Common shares underlying convertible preferred stock	-	50,335,500
Warrants	53,130,750	11,649,500